FINANCIAL INSTRUMENTS (Details 14) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 7,414,740	$ 7,896,442
Financial liabilities, at fair value	6,799,888	7,227,349
U.S Dollar [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	2,898,249	3,402,747
Financial liabilities, at fair value	2,638,226	2,936,324
U.S Dollar [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	626,169	878,793
Financial liabilities, at fair value	673,243	933,723
U.S Dollar [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	133,934	126,199
Financial liabilities, at fair value	133,934	126,199
U.S Dollar [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	212,689	173,681
Financial liabilities, at fair value	212,689	173,681
U.S Dollar [Member] | Accounts payable to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	26,633	15,400
Financial liabilities, at fair value	26,633	15,400
Unidad de Fomento [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,819,427	1,594,291
Financial liabilities, at fair value	1,404,819	1,323,194
Unidad de Fomento [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	21,494	31,797
Financial liabilities, at fair value	21,494	31,797
Unidad de Fomento [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	38,145	41,534
Financial liabilities, at fair value	38,145	41,534
Other currencies [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	201,437	205,830
Financial liabilities, at fair value	201,437	205,830
Other currencies [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,014	196
Financial liabilities, at fair value	1,014	196
Other currencies [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	16,411	14,609
Financial liabilities, at fair value	16,411	14,609
Brazilian Real [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	81,662	98,198
Financial liabilities, at fair value	81,662	98,198
Brazilian Real [Member] | Accounts payable to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	3,007	0
Financial liabilities, at fair value	3,007	0
Chilean Pesos [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	65,820	33,489
Financial liabilities, at fair value	65,820	33,489
Chilean Pesos [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	339,388	399,338
Financial liabilities, at fair value	339,388	399,338
Chilean Pesos [Member] | Accounts payable to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	7,130	14,539
Financial liabilities, at fair value	7,130	14,539
Euro [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	323,417	414,428
Financial liabilities, at fair value	336,122	427,925
Euro [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	408	150
Financial liabilities, at fair value	408	150
Euro [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	21,414	18,933
Financial liabilities, at fair value	21,414	18,933
Mexican Pesos [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,107	3,540
Financial liabilities, at fair value	1,107	3,540
Mexican Pesos [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	24,199	18,336
Financial liabilities, at fair value	24,199	18,336
Real [Member] | Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	504,213	364,011
Financial liabilities, at fair value	504,213	364,011
Argentine Pesos [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	47,373	46,403
Financial liabilities, at fair value	$ 47,373	$ 46,403